Securities - Rollforward of Credit Losses Recognized (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Rollforward of Credit Losses Recognized:
Balance, January 1	$ 184	$ 243	$ 310
Additions for credit losses recognized on AFS debt securities that had no previous impairment losses	14	6	7
Additions for credit losses recognized on AFS debt securities that had previously incurred impairment losses	2	14	46
Reductions for AFS debt securities matured, sold or intended to be sold	0	(79)	(120)
Balance, December 31	$ 200	$ 184	$ 243